BLACKROCK FUNDSSM

SUPPLEMENT DATED SEPTEMBER 8, 2006

TO THE EQUITY AND BOND PROSPECTUSES

DATED JANUARY 31, 2006

Effective upon the closing of the transaction (the Transaction) pursuant to which Merrill Lynch & Co., Inc. (Merrill Lynch) will contribute its investment management business, Merrill Lynch Investment Managers (MLIM), to BlackRock, Inc. (which closing is expected to occur at the end of the third quarter of 2006), the Board of Trustees of the Fund has approved the following changes:

Index Equity Portfolio

The Investor B and Investor C Share classes of the Index Equity Portfolio are currently closed to new investors. No new or subsequent purchases or exchanges into those share classes are currently accepted. You may still redeem Investor B and Investor C Shares at any time, subject to any applicable deferred sales charges or redemption/exchange fees. Effective upon the closing of the Transaction, the Investor A, Service and Institutional Share classes of the Index Equity Portfolio will be closed to new investors. Existing shareholders in those classes may make additional investments in current accounts. In addition, new accounts may be opened by (i) any investor if the taxpayer identification number for the new account will be the same as that for a current account and (ii) 401(k), 403(b), 457 and other similar group retirement plan programs or certain discretionary wrap fee programs that have current accounts.

The following applies to all funds:

About Your Investment

Buying Shares (Institutional Shares)

Institutional Shares are offered without a sales charge to:

Institutional and individual investors with a minimum investment of $2 million

Certain qualified retirement plans

Investors in selected fee-based programs

Registered investment advisers with a minimum investment of $250,000

Trust departments of PNC Bank and Merrill Lynch Trust Company and their affiliates on behalf of clients for whom they:

•	act in a fiduciary capacity (excluding participant-directed employee benefit plans)

•	otherwise have investment discretion or

•	act as custodian for at least $2 million in assets

Unaffiliated banks, thrifts or trust companies that have agreements with the distributor

Holders of certain Merrill Lynch-sponsored unit investment trusts (UITs) who reinvest dividends received from such UITs in shares of one or more BlackRock funds

Investors who currently own Institutional Shares of a fund may make additional purchases of Institutional Shares of that fund except for investors holding shares through certain client accounts at financial intermediaries that are omnibus with the Fund and do not meet applicable minimums.

How Much is the Minimum Investment? (Investor Shares)

The minimum investment for the initial purchase of Investor Shares will be $1,000. The Fund will permit a lower initial investment for employees of the Fund or one of its service providers and through certain fee-based programs, retirement plans and the Automatic Investment Plan (AIP) in which shareholders make regular, periodic investments through a savings or checking account. There is a $50 minimum for all subsequent investments, subject to certain exclusions.

How Much is the Minimum Investment? (Institutional Shares)

The minimum investment for the initial purchase of Institutional Shares is:

$2 million for institutions and individuals

$250,000 for registered investment advisers

The Fund has lower investment minimums for other categories of shareholders eligible to purchase Institutional Shares, including selected fee-based programs, as set forth in the “Buying Shares” section.

Purchase of Investor A Shares — Intermediate Bond, Intermediate Government Bond, Intermediate Bond II, Total Return, Total Return II, Inflation Protected Bond, Government Income, GNMA, Managed Income, International Bond and High Yield Bond Portfolios

The schedules of front-end sales charges and quantity discounts on Investor A Shares for the above-listed funds will be amended to read in their entirety as follows:

Amount of Transaction at Offering Price	Sales Charge as % of Offering Price*	Sales Charge as % of Net Asset Value*
Less than $25,000	4.00%	4.17%
$25,000 but less than $100,000	3.75	3.90
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $750,000	2.00	2.04
$750,000 but less than $1,000,000	1.50	1.52
$1,000,000 or more	0.00	0.00

*	There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, you will pay a contingent deferred sales charge of (i) .50% for the Intermediate Government Bond, Intermediate Bond, Intermediate Bond II, Total Return, Total Return II, Government Income, GNMA and Managed Income Portfolios, (ii) .15% for the Inflation Protected Bond Portfolio and (iii) .75% for the International Bond and High Yield Bond Portfolios, of the price of the shares when purchased or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

Purchase of Investor A Shares — AMT-Free Municipal Bond, Delaware Tax-Free Income, Ohio Tax-Free Income, Kentucky Tax-Free Income, New Jersey Tax-Free Income and Pennsylvania Tax-Free Income Portfolios

The schedules of front-end sales charges and quantity discounts on Investor A Shares for the above-listed funds will be amended to read in their entirety as follows:

Amount of Transaction at Offering Price	Sales Charge as % of Offering Price*	Sales Charge as % of Net Asset Value*
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25	3.36
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.25	2.30
$1,000,000 or more	0.00	0.00

*

There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, you will pay a contingent deferred sales charge of .50% for the AMT-Free Municipal Bond, Delaware Tax-Free

Income, Ohio Tax-Free Income, Kentucky Tax-Free Income, New Jersey Tax-Free Income and Pennsylvania Tax-Free Income Portfolios of the price of the shares when purchased or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

Purchase of Investor B Shares of the Bond Portfolios

Except for purchase orders from certain authorized qualified employee benefit plans, no new purchase orders for Investor B Shares of the Bond Portfolios will be accepted. Existing holders of Investor B Shares may continue to (i) have their dividends and distributions reinvested in Investor B Shares and (ii) exchange their Investor B Shares for Investor B Shares of other BlackRock funds, subject to applicable restrictions.

Purchase of Investor A Shares — Investment Trust, Large Cap Value Equity, Large Cap Growth Equity, Dividend Achievers™, Legacy, Mid-Cap Value Equity, Mid-Cap Growth Equity, Aurora, Small/Mid-Cap Growth, Small Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Asset Allocation, Health Sciences Opportunities, Global Science & Technology Opportunities, Global Resources, All-Cap Global Resources, U.S. Opportunities, Global Opportunities and International Opportunities Portfolios

The schedules of front-end sales charges and quantity discounts on Investor A Shares for the above-listed funds will be amended to read in their entirety as follows:

Amount of Transaction at Offering Price	Sales Charge as % of Offering Price*	Sales Charge as % of Net Asset Value*
Less than $25,000	5.25%	5.54%
$25,000 but less than $50,000	4.75	4.99
$50,000 but less than $100,000	4.00	4.17
$100,000 but less than $250,000	3.00	3.09
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $750,000	2.00	2.04
$750,000 but less than $1,000,000	1.50	1.52
$1,000,000 or more	0.00	0.00

*	There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, you will pay a contingent deferred sales charge of (i) .75% for the Large Cap Value Equity, Large Cap Growth Equity, Dividend Achievers™, Legacy, Asset Allocation and Investment Trust Portfolios and (ii) 1.00% for the Mid-Cap Value Equity, Mid-Cap Growth Equity, Aurora, Small/Mid-Cap Growth, Small Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Health Sciences Opportunities, Global Science & Technology Opportunities, Global Resources, All-Cap Global Resources, U.S. Opportunities, Global Opportunities and International Opportunities Portfolios, of the price of the shares when purchased or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

Right of Accumulation (Investor A Shares)

Investors may include the current value of their existing Institutional and Investor A1, B1, B2, C1 and C2 (in addition to existing Investor A, B and C) Shares of most funds in determining whether they qualify for a breakpoint and a reduced front-end sales charge. Service Organizations may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same Service Organization will be treated similarly.

Letter of Intent (Investor A Shares)

This section will be amended to read in its entirety as follows:

An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A, B, C or Institutional Shares in one or more funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by PFPC, and the investor must tell PFPC that later purchases are subject to the Letter of Intent. During the term of the Letter of Intent, PFPC will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, PFPC will redeem enough of the Investor A Shares held in escrow to pay the difference.

Reinstatement Privilege (Investor Shares)

This section will be amended to read in its entirety as follows:

Upon redemption of Institutional and Investor A, A1, B, B1, B2, C, C1 and C2 Shares, shareholders may reinvest their redemption proceeds (after paying any applicable CDSC or redemption/exchange fee) in Investor A Shares of the SAME fund without paying a front-end sales charge. This right may be exercised once a year and within 60 days of the redemption, provided that the Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the NAV calculated at the close of trading on the day the request is received. To exercise this privilege, PFPC must receive written notification from the shareholder of record or the registered representative of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

Waiving the Sales Charge (Investor A Shares)

This section will be amended to read in its entirety as follows:

The following investors may buy Investor A Shares without paying a front-end sales charge: (a) authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans; (b) persons investing through an authorized payroll deduction plan; (c) persons investing through an authorized investment plan for organizations which operate under Section 501(c)(3) of the Internal Revenue Code; (d) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a fund; (e) persons participating in selected fee-based programs under which they (i) pay advisory fees to a broker-dealer or other financial institution or (ii) pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services; and (f) employees of MetLife. Investors who qualify for any of these exemptions from the sales charge must purchase Investor A Shares. Additionally, some people associated with the Fund and its service providers may buy Investor A Shares without paying a sales charge. The front-end sales charge is not applied on Investor A Shares acquired through the reinvestment of dividends or distributions. There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, you may pay a CDSC as described in “Purchase of Investor A Shares.” The applicable CDSC on Investor A Shares is not charged in connection with: (a) redemptions of Investor A Shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans; (b) exchanges described in “Exchange Privilege” below; (c) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70 1/2 from IRA and 403(b)(7) accounts; (d) redemptions made with respect to certain retirement plans sponsored by the Fund, BlackRock or its affiliates; (e) redemptions (i) within one year of a shareholder’s death or, if later, the receipt of a certified probate settlement (including in connection with the distribution of account assets to a beneficiary of the decedent) or (ii) in connection with a shareholder’s disability (as defined in the Internal Revenue Code) subsequent to the purchase of Investor A Shares; (f) involuntary redemptions of Investor A Shares in accounts with low balances; (g) certain redemptions made pursuant to the Systematic Withdrawal Plan (described below); (h) redemptions related to the payment of PFPC custodial IRA fees; and (i) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund. For more information on the waivers, please contact the Fund at (800) 441-7762 or see the SAI.

Waiving the Contingent Deferred Sales Charge (Investor B and Investor C Shares)

This section will be amended to read in its entirety as follows:

The CDSC on Investor B and C Shares is not charged in connection with: (a) redemptions of Investor B and C Shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans; (b) exchanges described in “Exchange Privilege” below; (c) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70 1/2 from IRA and 403(b)(7) accounts; (d) redemptions made with respect to certain retirement plans sponsored by the Fund, BlackRock or its affiliates; (e) redemptions (i) within one year of a shareholder’s death or, if later, the receipt of a certified probate settlement (including in connection with the distribution of account assets to a beneficiary of the decedent) or (ii) in connection with a shareholder’s disability (as defined in the Internal Revenue Code) subsequent to the purchase of Investor B or C Shares; (f) involuntary redemptions of Investor B and C Shares in accounts with low balances; (g) certain redemptions made pursuant to the Systematic Withdrawal Plan (described below); (h) redemptions related to the payment of PFPC custodial IRA fees; and (i) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund. No CDSC is charged on Investor B and C Shares acquired through the reinvestment of dividends or distributions. For more information on these waivers, please contact the Fund at (800) 441-7762 or see the SAI.

Distribution and Service Plan

The .10% distribution fee on Investor A Shares will be eliminated. Net expenses will remain capped at the levels, and for the time periods, shown in the funds’ expense tables. Because the distribution fee on Investor A Shares currently is being waived, there will be no reduction to net expenses (after waivers and expense reimbursements) due to the elimination of this fee.

In addition, this section is amended to reflect the fact that payments under the Plan may be made to Merrill Lynch and its affiliates.

Market Timing and Redemption/Exchange Fees

The 2% redemption/exchange fee on the Investment Trust, Large Cap Value Equity, Large Cap Growth Equity, Dividend Achievers™, Legacy, Mid-Cap Value Equity, Mid-Cap Growth Equity, Asset Allocation and Index Equity Portfolios will be eliminated. In addition, the holding period applicable to the redemption/exchange fee for the Aurora, Small/Mid-Cap Growth, Small Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Health Sciences Opportunities, Global Science & Technology Opportunities, Global Resources, All-Cap Global Resources, U.S. Opportunities, Global Opportunities and International Opportunities Portfolios will be reduced from 90 days to 30 days.

In addition to existing exemptions, from time to time, with the approval of the Fund, the redemption/exchange fee will not be assessed on redemptions or exchanges by shareholders redeeming or exchanging shares in connection with distributions from a 529 plan.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.

Accounts with Low Balances (Investor Shares)

This section will be amended to read in its entirety as follows:

The Fund may redeem a shareholder’s account in any fund at any time if the net asset value of the account in such fund falls below $500 as the result of a redemption or an exchange request. This minimum does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 60 days to make additional investments before the redemption is processed.

Accounts with Low Balances (Service, Institutional and BlackRock Shares)

This section will be amended to read in its entirety as follows:

The Fund may redeem a shareholder’s account in any fund at any time if the net asset value of the account in such fund falls below the required minimum initial investment as the result of a redemption or an exchange request. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 60 days to make additional investments before the redemption is processed.

Management

It is expected that not later than the closing of the Transaction, BlackRock Advisors, Inc. will be converted into a Delaware limited liability company and re-named BlackRock Advisors, LLC. Therefore, upon such conversion, all references to BlackRock shall be to BlackRock Advisors, LLC.

Effective upon the closing of the Transaction, BlackRock, Inc. will be an affiliate of Merrill Lynch and The PNC Financial Services Group, Inc.

Services for Shareholders

Exchange Privilege (Investor and Institutional Shares)

This section will be amended to read in its entirety as follows:

Once you are a holder of Investor or Institutional Shares, you have the right to exchange Investor A, B, C or Institutional Shares from one fund to Investor A, B, C or Institutional Shares, respectively, of another to meet your changing financial needs. Please note that you can exchange only into a share class and fund that are open to new investors, unless you have a current account in a fund that is closed to new investors.

You can exchange $1,000 or more of Investor A, Investor B or Investor C Shares from one fund into another. (You can exchange less than $1,000 of Investor A, Investor B or Investor C Shares if you already have an account in the fund into which you are exchanging.) There is no required minimum amount with respect to exchanges of Institutional Shares. Investor A, Investor B, Investor C and Institutional Shares of each fund may be exchanged for shares of the same class of other funds which offer that class of shares, based on their respective net asset values. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax or other financial adviser before making an exchange request.

The exchange of Investor B and Investor C Shares will not be subject to a CDSC although exchanges may be subject to the 2% redemption/exchange fee. See “Market Timing and Redemption/Exchange Fees” above. The CDSC will continue to be measured from the date of the original purchase and will not be affected by the exchange.

Investors who currently own Institutional Shares of a fund may make exchanges into Institutional Shares of other funds except for investors holding shares through certain client accounts at financial intermediaries that are omnibus with the Fund and do not meet applicable minimums.

There are several ways to make an exchange: you may call the Fund at (800) 441-7762 and speak with one of our representatives, make the exchange via the Internet by accessing your account online, or you may send a written request to us at BlackRock Funds c/o PFPC Inc., P.O. Box 9819, Providence, RI 02940-8019. Please note, if you indicated on your New Account Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling our Service Center. The Fund has the right to reject any telephone request.

The Fund may suspend or terminate your exchange privilege at any time, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Market Timing and Redemption/Exchange Fees” above.

The Fund reserves the right to modify, limit the use of, or terminate the exchange privilege at any time for any reason.

Dividend Allocation Plan (Investor Shares)

This section will be amended to read in its entirety as follows:

This plan automatically invests your distributions from one fund into another fund of your choice pursuant to your instructions, without any fees or sales charges. Please call the Fund at (800) 441-7762 for details. The fund into which you request your distributions be invested must be open to new purchases.

BLACKROCK FUNDSSM

SUPPLEMENT DATED SEPTEMBER 8, 2006

TO THE MONEY MARKET PROSPECTUSES

DATED JANUARY 31, 2006

Effective upon the closing of the transaction (the Transaction) pursuant to which Merrill Lynch & Co., Inc. (Merrill Lynch) will contribute its investment management business, Merrill Lynch Investment Managers (MLIM), to BlackRock, Inc. (which closing is expected to occur at the end of the third quarter of 2006), the Board of Trustees of the Fund has approved the following changes:

About Your Investment

Buying Shares (Institutional Shares)

Institutional Shares are offered without a sales charge to:

Institutional and individual investors with a minimum investment of $2 million

Certain qualified retirement plans

Investors in selected fee-based programs

Registered investment advisers with a minimum investment of $250,000

Trust departments of PNC Bank and Merrill Lynch Trust Company and their affiliates on behalf of clients for whom they:

•	act in a fiduciary capacity (excluding participant-directed employee benefit plans)

•	otherwise have investment discretion or

•	act as custodian for at least $2 million in assets

Unaffiliated banks, thrifts or trust companies that have agreements with the distributor

Holders of certain Merrill Lynch-sponsored unit investment trusts (UITs) who reinvest dividends received from such UITs in shares of one or more BlackRock funds

Investors who currently own Institutional Shares of a fund may make additional purchases of Institutional Shares of that fund except for investors holding shares through certain client accounts at financial intermediaries that are omnibus with the Fund and do not meet applicable minimums.

How Much is the Minimum Investment? (Investor Shares)

The minimum investment for the initial purchase of Investor Shares will be $1,000. The Fund will permit a lower initial investment for employees of the Fund or one of its service providers and through certain fee-based programs, retirement plans and the Automatic Investment Plan (AIP) in which shareholders make regular, periodic investments through a savings or checking account. There is a $50 minimum for all subsequent investments, subject to certain exclusions.

How Much is the Minimum Investment? (Institutional Shares)

The minimum investment for the initial purchase of Institutional Shares is:

$2 million for institutions and individuals

$250,000 for registered investment advisers

The Fund has lower investment minimums for other categories of shareholders eligible to purchase Institutional Shares, including selected fee-based programs, as set forth in the “Buying Shares” section.

Distribution and Service Plan

The .10% distribution fee on Investor A and HL Shares will be eliminated. Net expenses will remain capped at the levels, and for the time periods, shown in the funds’ expense tables. Because the distribution fee on Investor A and HL Shares currently is being waived, there will be no reduction to net expenses (after waivers and expense reimbursements) due to the elimination of this fee.

In addition, this section is amended to reflect the fact that payments under the Plan may be made to Merrill Lynch and its affiliates.

Market Timing and Redemption/Exchange Fees

The 2% redemption/exchange fee on the Investment Trust, Large Cap Value Equity, Large Cap Growth Equity, Dividend AchieversTM, Legacy, Mid-Cap Value Equity, Mid-Cap Growth Equity, Asset Allocation and Index Equity Portfolios will be eliminated. In addition, the holding period applicable to the redemption/exchange fee for the Aurora, Small/Mid-Cap Growth, Small Cap Value Equity, Small Cap Core Equity, Small Cap Growth Equity, Health Sciences Opportunities, Global Science & Technology Opportunities, Global Resources, All-Cap Global Resources, U.S. Opportunities, Global Opportunities and International Opportunities Portfolios will be reduced from 90 days to 30 days.

In addition to existing exemptions, from time to time, with the approval of the Fund, the redemption/exchange fee will not be assessed on redemptions or exchanges by shareholders redeeming or exchanging shares in connection with distributions from a 529 plan.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.

Accounts with Low Balances (Investor Shares)

This section will be amended to read in its entirety as follows:

The Fund may redeem a shareholder’s account in any fund at any time if the net asset value of the account in such fund falls below $500 as the result of a redemption or an exchange request. This minimum does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 60 days to make additional investments before the redemption is processed.

Accounts with Low Balances (Service, Institutional and HL Shares)

This section will be amended to read in its entirety as follows:

The Fund may redeem a shareholder’s account in any fund at any time if the net asset value of the account in such fund falls below the required minimum initial investment as the result of a redemption or an exchange request. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 60 days to make additional investments before the redemption is processed.

Management

It is expected that not later than the closing of the Transaction, BlackRock Advisors, Inc. will be converted into a Delaware limited liability company and re-named BlackRock Advisors, LLC. Therefore, upon such conversion, all references to BlackRock shall be to BlackRock Advisors, LLC.

2

Effective upon the closing of the Transaction, BlackRock, Inc. will be an affiliate of Merrill Lynch and The PNC Financial Services Group, Inc.

Services for Shareholders

Exchange Privilege (Investor and Institutional Shares)

This section will be amended to read in its entirety as follows:

Once you are a holder of Investor or Institutional Shares, you have the right to exchange Investor A, B, C or Institutional Shares from one fund to Investor A, B, C or Institutional Shares, respectively, of another to meet your changing financial needs. Please note that you can exchange only into a share class and fund that are open to new investors, unless you have a current account in a fund that is closed to new investors.

You can exchange $1,000 or more of Investor A, Investor B or Investor C Shares from one fund into another. (You can exchange less than $1,000 of Investor A, Investor B or Investor C Shares if you already have an account in the fund into which you are exchanging.) There is no required minimum amount with respect to exchanges of Institutional Shares. Investor A, Investor B, Investor C and Institutional Shares of each fund may be exchanged for shares of the same class of other funds which offer that class of shares, based on their respective net asset values. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax or other financial adviser before making an exchange request.

The Fund’s equity and bond funds have sales charges. Therefore the exchange of Investor A Shares may be subject to that sales charge. Investor A Shares of a money market fund that were obtained with the exchange privilege and that originally were shares of an equity or bond fund (and therefore subject to a sales charge) can be exchanged for Investor A Shares of an equity or bond fund based on their respective net asset values. Exchanges of shares of a money market fund for Investor B or C Shares of an equity or bond fund will be subject to a contingent deferred sales charge (CDSC) upon the sale of these Investor B or C Shares. The equity and bond funds may also be subject to the Fund’s 2% redemption/exchange fee. See “Market Timing and Redemption/Exchange Fees” above.

Investors who currently own Institutional Shares of a fund may make exchanges into Institutional Shares of other funds except for investors holding shares through certain client accounts at financial intermediaries that are omnibus with the Fund and do not meet applicable minimums.

There are several ways to make an exchange: you may call the Fund at (800) 441-7762 and speak with one of our representatives, make the exchange via the Internet by accessing your account online, or you may send a written request to us at BlackRock Funds c/o PFPC Inc., P.O. Box 9819, Providence, RI 02940-8019. Please note, if you indicated on your New Account Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling our Service Center. The Fund has the right to reject any telephone request.

The Fund may suspend or terminate your exchange privilege at any time, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Market Timing and Redemption/Exchange Fees” above.

The Fund reserves the right to modify, limit the use of, or terminate the exchange privilege at any time for any reason.

Dividend Allocation Plan (Investor Shares)

This section will be amended to read in its entirety as follows:

This plan automatically invests your distributions from one fund into another fund of your choice pursuant to your instructions, without any fees or sales charges. Please call the Fund at (800) 441-7762 for details. The fund into which you request your distributions be invested must be open to new purchases.

3

BLACKROCK FUNDSSM

SUPPLEMENT DATED SEPTEMBER 8, 2006

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 31, 2006

Investment Advisory, Administration, Distribution and Servicing Arrangements

Distribution Agreement and Amended and Restated Distribution and Service Plan.

Effective upon the closing of the Transaction, the .10% distribution fee on Investor A and HL Shares will be eliminated.

Purchase and Redemption Information

Investor Shares

Purchase of Shares. Effective upon the closing of the Transaction, the minimum investment for the initial purchase of Investor Shares will be $1,000, except that the minimum will be $250 for certain fee-based programs and $100 for retirement plans.

Dealer Reallowances. Effective upon the closing of the Transaction, the tables regarding dealer reallowances and placement fees for the Portfolios will be amended to read in their entirety as follows:

LOW DURATION BOND PORTFOLIO:

Amount of Transaction at Offering Price	Reallowance or Placement Fees to Dealers (as % of Offering Price)*
Less than $50,000	2.75%
$50,000 but less than $100,000	2.50
$100,000 but less than $250,000	2.25
$250,000 but less than $500,000	1.50
$500,000 but less than $1,000,000	1.00
$1 million but less than $3 million	0.50
$3 million but less than $15 million	0.25
$15 million and above	0.15

*	BlackRock may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

ULTRASHORT MUNICIPAL AND ENHANCED INCOME PORTFOLIOS:

Amount of Transaction at Offering Price	Reallowance or Placement Fees to Dealers (as % of Offering Price)*
Less than $50,000	2.75%
$50,000 but less than $100,000	2.50
$100,000 but less than $250,000	2.25
$250,000 but less than $500,000	1.50
$500,000 but less than $1,000,000	1.00
$1 million but less than $3 million	0.15
$3 million but less than $15 million	0.10
$15 million and above	0.05

*	BlackRock may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

INTERMEDIATE GOVERNMENT BOND, INTERMEDIATE BOND, INTERMEDIATE BOND II, TOTAL RETURN, TOTAL RETURN II, GNMA, GOVERNMENT INCOME AND MANAGED INCOME PORTFOLIOS:

Amount of Transaction at Offering Price	Reallowance or Placement Fees to Dealers (as % of Offering Price)*
Less than $25,000	3.75%
$25,000 but less than $100,000	3.50
$100,000 but less than $250,000	3.25
$250,000 but less than $500,000	2.25
$500,000 but less than $750,000	1.75
$750,000 but less than $1,000,000	1.25
$1 million but less than $3 million	0.50
$3 million but less than $15 million	0.25
$15 million and above	0.15

*	BlackRock may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

INTERNATIONAL BOND AND HIGH YIELD BOND PORTFOLIOS:

Amount of Transaction at Offering Price	Reallowance or Placement Fees to Dealers (as % of Offering Price)*
Less than $25,000	3.75%
$25,000 but less than $100,000	3.50
$100,000 but less than $250,000	3.25
$250,000 but less than $500,000	2.25
$500,000 but less than $750,000	1.75
$750,000 but less than $1,000,000	1.25
$1 million but less than $3 million	0.75
$3 million but less than $15 million	0.50
$15 million and above	0.25

*	BlackRock may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

AMT-FREE MUNICIPAL BOND, PENNSYLVANIA TAX-FREE INCOME, NEW JERSEY TAX-FREE INCOME, OHIO TAX-FREE INCOME, DELAWARE TAX-FREE INCOME AND KENTUCKY TAX-FREE INCOME PORTFOLIOS:

Amount of Transaction at Offering Price	Reallowance or Placement Fees to Dealers (as % of Offering Price)*
Less than $100,000	4.00%
$100,000 but less than $250,000	3.00
$250,000 but less than $500,000	2.25
$500,000 but less than $1,000,000	2.00
$1 million but less than $3 million	0.50
$3 million but less than $15 million	0.25
$15 million and above	0.15

*	BlackRock may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

2

INFLATION PROTECTED BOND PORTFOLIO:

Amount of Transaction at Offering Price	Reallowance or Placement Fees to Dealers (as % of Offering Price)*
Less than $25,000	3.75%
$25,000 but less than $100,000	3.50
$100,000 but less than $250,000	3.25
$250,000 but less than $500,000	2.25
$500,000 but less than $750,000	1.75
$750,000 but less than $1,000,000	1.25
$1 million but less than $3 million	0.15
$3 million but less than $15 million	0.10
$15 million and above	0.05

*	BlackRock may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

LARGE CAP VALUE EQUITY, LARGE CAP GROWTH EQUITY, LEGACY, ASSET ALLOCATION AND INVESTMENT TRUST PORTFOLIOS:

Amount of Transaction at Offering Price	Reallowance or Placement Fees to Dealers (as % of Offering Price)*
Less than $25,000	5.00%
$25,000 but less than $50,000	4.50
$50,000 but less than $100,000	3.75
$100,000 but less than $250,000	2.75
$250,000 but less than $500,000	2.25
$500,000 but less than $750,000	1.75
$750,000 but less than $1,000,000	1.25
$1 million but less than $3 million	0.75
$3 million but less than $15 million	0.50
$15 million and above	0.25

*	BlackRock may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

3

DIVIDEND ACHIEVERS™, MID-CAP VALUE EQUITY, MID-CAP GROWTH EQUITY, SMALL CAP VALUE EQUITY, SMALL CAP CORE EQUITY, SMALL CAP GROWTH EQUITY, GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES, U.S. OPPORTUNITIES, SMALL/MID-CAP GROWTH, AURORA, HEALTH SCIENCES OPPORTUNITIES, GLOBAL RESOURCES, GLOBAL OPPORTUNITIES, INTERNATIONAL OPPORTUNITIES AND ALL-CAP GLOBAL RESOURCES PORTFOLIOS:

Amount of Transaction at Offering Price	Reallowance or Placement Fees to Dealers (as % of Offering Price)*
Less than $25,000	5.00%
$25,000 but less than $50,000	4.50
$50,000 but less than $100,000	3.75
$100,000 but less than $250,000	2.75
$250,000 but less than $500,000	2.25
$500,000 but less than $750,000	1.75
$750,000 but less than $1,000,000	1.25
$1 million but less than $3 million	1.00
$3 million but less than $15 million	0.50
$15 million and above	0.25

*	BlackRock may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

INDEX EQUITY PORTFOLIO:

Amount of Transaction at Offering Price	Reallowance or Placement Fees to Dealers (as % of Offering Price)
Less than $50,000	2.75%
$50,000 but less than $100,000	2.50
$100,000 but less than $250,000	2.25
$250,000 but less than $500,000	1.50
$500,000 but less than $1,000,000	1.00
$1 million but less than $3 million	0
$3 million but less than $15 million	0
$15 million and above	0

No placement fee is paid to dealers for purchases of Investor A Shares of the Index Equity Portfolio in excess of $1,000,000.

Institutional and BlackRock Shares

Purchase of Shares. Effective upon the closing of the Transaction, employees of BlackRock, directors and trustees of the funds advised by BlackRock and accounts managed for their benefit may buy BlackRock or Institutional Shares of the Fund without regard to any existing minimum investment requirements. Effective upon the closing of the Transaction, employees and directors of Merrill Lynch & Co., Inc. and PNC Corp. may buy Institutional Shares of the Fund without regard to any existing minimum investment requirements.

4

SIMPSON THACHER & BARTLETT LLP

425 Lexington Avenue

New York, NY 10017

September 8, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	BlackRock FundsSM (Registration
Statement File Nos. 033-26305 and 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock Funds (the “Company”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby submit for filing by direct electronic transmission supplements to the Company’s Equity, Bond and Money Market prospectuses and statement of additional information dated January 31, 2006.

Any questions or communications should be directed to David Wohl at 212-455-7937.

Very truly yours,
/s/ Simpson Thacher & Bartlett LLP
SIMPSON THACHER & BARTLETT LLP

cc:	Brian P. Kindelan (BlackRock Advisors, Inc.)
Brian Schmidt (BlackRock Advisors, Inc.)
Laura Hatch (Securities and Exchange Commission)